Organization and Principal Activities (Details) - USD ($)						6 Months Ended
		Sep. 03, 2025	Sep. 02, 2025	Aug. 15, 2025	Dec. 10, 2024	Jun. 30, 2026		Sep. 15, 2026	Sep. 01, 2026	Dec. 31, 2025
Organization and Principal Activities [Line Items]
Number of preferred shares						10,000,000				10,000,000
Preferred shares of par value (in Dollars per share)						$ 0.001				$ 0.001
Preferred stock, par value (in Dollars per share)						$ 0.001				$ 0.001
Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				1,110,000
Board of Directors Chairman [Member]
Organization and Principal Activities [Line Items]
Transfer of ordinary shares			1
Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)				$ 0.001
Number of preferred shares				10,000,000
Preferred Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares								10,000,000	10,000,000
Preferred shares of par value (in Dollars per share)								$ 0.001	$ 0.001
Preferred stock, par value (in Dollars per share)								0.001	$ 0.001
Preferred Shares [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares				10,000,000
Preferred shares of par value (in Dollars per share)				$ 0.001
Preferred stock, par value (in Dollars per share)				$ 0.001
Preferred Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares									10,000,000
Preferred shares of par value (in Dollars per share)									$ 0.001
Preferred stock, par value (in Dollars per share)									$ 0.001
Preferred Shares [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)								$ 0.001
Number of preferred shares								10,000,000
Preferred shares of par value (in Dollars per share)								$ 0.001
Preferred stock, par value (in Dollars per share)								$ 0.001
Common Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								1,110,000	1,110,000
Par value (in Dollars per share)									$ 0.02
Common Stock [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares									1,110,000
Par value (in Dollars per share)									$ 0.02
Common Stock [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								1,110,000
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars)						$ 120,000
MPU Cayman [Member] | Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares						10,000,000
Preferred shares of par value (in Dollars per share)						$ 0.001
Preferred stock, par value (in Dollars per share)						$ 0.001
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars)				$ 1,110,000
Number of ordinary shares				1,000,000,000		50,000,000	[1]			50,000,000	[1]
Par value (in Dollars per share)			$ 0.001	$ 0.001		$ 0.02	[1]			$ 0.02	[1]
Ordinary shares, shares issued (in Shares)						3,121,702				3,096,344
Ordinary shares outstanding	[1]					3,120,158				3,096,344
Entitled to vote			one
Class A Ordinary Share [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)					$ 0.001
Repurchase of shares					5,933,700
Class A Ordinary Share [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				1,000,000,000
Par value (in Dollars per share)				$ 0.001
Class A Ordinary Share [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)									$ 0.001
Class A Ordinary Share [Member] | Board of Directors Chairman [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)			$ 0.001
Entitled to vote			one
Transfer of ordinary shares			1
Class A Ordinary Share [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				900,000,000
Class A Ordinary Share [Member] | Common Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								50,000,000	50,000,000
Par value (in Dollars per share)								$ 0.02	$ 0.02
Class A Ordinary Share [Member] | Common Stock [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				900,000,000
Class A Ordinary Share [Member] | Common Stock [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares									1,000,000,000
Par value (in Dollars per share)									$ 0.001
Class A Ordinary Share [Member] | Common Stock [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								1,000,000,000
Par value (in Dollars per share)								$ 0.001
Class A Ordinary Share [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares						100,000,000
Par value (in Dollars per share)						$ 0.001
Ordinary shares, shares issued (in Shares)						1
Ordinary shares outstanding						1
Class A Ordinary Share [Member] | Mr. Yucheng Hu [Member]
Organization and Principal Activities [Line Items]
Conversion of ordinary shares			1
Entitled to vote			one
Class A Ordinary Share [Member] | Redomicile Merger [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)						40,470,084
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				50,000,000		2,500,000	[1]			2,500,000	[1]
Par value (in Dollars per share)			$ 0.001	$ 0.001		$ 0.02	[1]			$ 0.02	[1]
Ordinary shares, shares issued (in Shares)						140,499
Ordinary shares outstanding	[1]					140,499				140,499
Conversion of ordinary shares			3,123,723
Entitled to vote			100
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)					$ 0.001
Ordinary shares, shares issued (in Shares)					5,933,700
Class B Ordinary Shares [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				50,000,000
Par value (in Dollars per share)				$ 0.001
Class B Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)									$ 0.001
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)			$ 0.001
Transfer of ordinary shares			3,123,723
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				40,000,000
Par value (in Dollars per share)				$ 0.001
Class B Ordinary Shares [Member] | Common Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								2,500,000	2,500,000
Par value (in Dollars per share)								$ 0.02	$ 0.02
Class B Ordinary Shares [Member] | Common Stock [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				40,000,000
Class B Ordinary Shares [Member] | Common Stock [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares									50,000,000
Par value (in Dollars per share)									$ 0.001
Class B Ordinary Shares [Member] | Common Stock [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								50,000,000
Par value (in Dollars per share)								$ 0.001
Class B Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares						10,000,000
Par value (in Dollars per share)						$ 0.001
Class C Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				50,000,000		2,500,000	[1]			2,500,000	[1]
Par value (in Dollars per share)			$ 0.001	$ 0.001		$ 0.02	[1]			$ 0.02	[1]
Ordinary shares, shares issued (in Shares)						156,186
Ordinary shares outstanding	[1]					156,186				156,186
Conversion of ordinary shares			3,123,723
Entitled to vote			50
Transfer of ordinary shares		2,290,390
Class C Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)									0.02
Class C Ordinary Shares [Member] | Shareholders [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				50,000,000
Par value (in Dollars per share)				$ 0.001
Class C Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)									$ 0.001
Class C Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)			$ 0.001
Transfer of ordinary shares			3,123,723
Class C Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares				50,000,000
Par value (in Dollars per share)				$ 0.001
Class C Ordinary Shares [Member] | Common Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								2,500,000	2,500,000
Par value (in Dollars per share)								$ 0.02	$ 0.02
Class C Ordinary Shares [Member] | Common Stock [Member] | Shareholders [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares									50,000,000
Par value (in Dollars per share)									$ 0.001
Class C Ordinary Shares [Member] | Common Stock [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								50,000,000
Par value (in Dollars per share)								$ 0.001
Class C Ordinary Shares [Member] | Mr. Yucheng Hu [Member]
Organization and Principal Activities [Line Items]
Conversion of ordinary shares			1

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).